Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Mar. 25, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2016